Shareholder Fees - FidelityGrowthCompanyFund-KPRO	Jan. 29, 2024 USD ($)
FidelityGrowthCompanyFund-KPRO | Fidelity Growth Company Fund
Shareholder Fees:
(fees paid directly from your investment)	none